Investment Strategy - Defiance Nasdaq 100 Double Short Hedged ETF	Jun. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate returns by simultaneously taking short positions in two different daily 3x leveraged ETFs that track the Nasdaq 100 Index (the “Index”): one with a daily 3x long exposure (the “Long 3X N100 ETF”) and the other with a daily 3x short exposure (the “Short 3X N100 ETF”). A short position gains value when the security sold short (i.e., the Long 3X N100 ETF or Short 3X N100 ETF) decreases in value over the period in question, and loses value if the security sold short increases in value. The Fund will take short positions only in unaffiliated Long 3X N100 ETFs and Short 3X N100 ETFs (the “Leveraged N100 ETFs”).

Rather than attempting to profit from changes in the value of the Index itself (as do the Leveraged N100 ETFs), the Fund is designed to benefit from the structural features of Leveraged N100 ETFs, which are products designed to be held for only one day. As described in each of the Leveraged N100 ETF prospectuses, holding shares for greater than one day may result in performance experiences that are very different from the daily 3x or -3x objective of these leveraged ETFs. Specifically, holding shares for periods of greater than one day may result in the compounding of daily returns that, over time, may result in material performance differences for that leveraged ETF as compared to the Index. In addition, holding shares for greater than one day may result in performance decay.

Performance decay in this context refers to the gradual loss in value that leveraged ETFs may experience over time, especially in volatile or non-trending markets due to daily rebalancing. These features can cause both long and short leveraged ETFs to perform very differently over time than their daily 3x or -3x objective. This is the basis for such leveraged ETFs being presented as investments appropriate for just a single trading day, rather than long-term investments. As long term investments, the structure of such products is expected to cause a decline in value, which the Fund seeks to benefit from through holding short positions over the long-term. The Fund may have negative performance during periods where the market consistently trends either up or down and/or there is reduced market volatility, as performance decay tends to be reduced during such periods.

By simultaneously shorting both a Long 3X N100 ETF and a Short 3X N100 ETF, the Fund aims to exploit differences in the performance of each ETF versus the Index to generate returns. For example, if the Long 3X N100 ETF does not provide 3x returns over a given period greater than one-day, it may experience negative performance for that period, thereby resulting in positive performance for the Fund through its short position. Similarly, if the Short 3X N100 ETF does not provide -3x returns over the same period, this may result in negative performance for the Short 3X N100 ETF, thereby resulting in positive performance for the Fund through its short position.

Under normal market conditions, the Fund will target approximately 100% exposure to each short position. By simultaneously shorting both a Long 3X N100 ETF and a Short 3X N100 ETF, the Fund seeks to mitigate directional market risks associated with Index movements. The Fund’s net exposure to the Index is intended to remain neutral, so that fluctuations in the Index’s value have limited impact on the Fund’s overall performance. Instead, the Fund seeks to benefit from the performance decay that may occur in these leveraged ETFs over time - particularly in volatile or range-bound markets without strong directional trend where both the long and short leveraged ETFs may decline in value. To accommodate market fluctuations and liquidity considerations, the Fund’s exposure to each short position may range between -80% to -120% rather than a static short exposure amount. The Adviser will seek to keep the exposures between short positions as close to equal as possible; however, there may be deviations, particularly during periods of high market volatility.

The Fund does not invest in the component securities of the Index and does not seek directional exposure to the value of the Index. Investors seeking exposure to the value of the Index should consider an investment other than the Fund.

Portfolio Composition and Management

To achieve the desired short exposures, the Fund may employ one or more of the following strategies:

○	Direct Short Selling: The Fund may borrow shares of each Leveraged N100 ETF being shorted for the purpose of selling them. The Fund is obligated to return the shares borrowed at a later date.
○	Swaps: The Fund may utilize swap contracts that provide inverse exposure to the performance of each Leveraged N100 ETF being shorted.
○	Options Strategies: The Fund may utilize options strategies to establish synthetic short positions.

The Fund will rebalance its positions frequently to seek to maintain the target exposure levels and adapt to market dynamics. Accordingly, the Fund is expected to have a high annual portfolio turnover rate. The Fund will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in derivative instruments (i.e., swaps and options). The Fund’s allocation to collateral will generally range between 50% and 90% of its assets under normal circumstances.

The Fund is classified as “non-diversified” under the 1940 Act, which means it may invest in a smaller number of holdings than a “diversified” fund.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in short positions of leveraged ETFs that seek to provide daily 3x and -3x returns of the Index. For purposes of the 80% policy, derivatives will be valued at notional value.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in short positions of leveraged ETFs that seek to provide daily 3x and -3x returns of the Index.